SECURITIES ACT FILE NO. 333-08653

INVESTMENT COMPANY ACT FILE NO. 811-07725

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 54	☒

(Check appropriate box or boxes)

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices) (Zip Code)

(800.445.7862)

(Registrant’s Telephone Number, including area code)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Manda Ghaferi, Esq.

AIG Consumer Insurance

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b) of Rule 485

☐                                    on July 29, 2019 pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (date) pursuant to paragraph (a) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement of Seasons Series Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 51 on Form N-1A filed on July 24, 2019.  This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 52 to the Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, in the City of Jersey City, and State of New Jersey, on the 12th day of August, 2019.

SEASONS SERIES TRUST

By:	/s/ JOHN T. GENOY
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ JOHN T. GENOY	President (Principal Executive Officer)	August 12, 2019
John T. Genoy

	/s/ GREGORY R. KINGSTON	Treasurer (Principal Financial and Accounting Officer)	August 12, 2019
Gregory R. Kingston

	*	Trustee and Chairman	August 12, 2019
Bruce G. Wilson

	*	Trustee	August 12, 2019
Garrett F. Bouton

	*	Trustee	August 12, 2019
Carl D. Covitz

	*	Trustee	August 12, 2019
Peter A. Harbeck

	*	Trustee	August 12, 2019
Jane Jelenko

	*	Trustee	August 12, 2019
Gilbert T. Ray

	*	Trustee	August 12, 2019
Allan L. Sher

* By:	/s/ EDWARD J. GIZZI
Edward J. Gizzi
Attorney-in-Fact

* Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase